Goodwill, Intangible assets, net, Crypto intangible assets, net and Other digital assets, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 6,690,224	$ 183,578
Goodwill	$ 168,396,367